Operating Expenses by Nature	12 Months Ended
Dec. 31, 2022
Operating Expenses by Nature
Operating Expenses by Nature

18. Operating Expenses by Nature[1]

For the years ended December 31	2022	2021
Employee costs[2,3]	$11,890	$8,401
Office, insurance and other expenses	4,113	2,352
Professional services[3]	2,115	1,832
Amortization	374	399
Total operating expenses	$18,492	$12,984

1.	Includes general administration costs and business development costs.
2.	Includes share-based compensation expense of $5,054 (2021: $2,337).
3.	Certain costs have been presented within business development costs due to their nature.